Reinsurance - Summary of Assumed and Ceded Reinsurance on Premiums Written, Premiums Earned and Insurance Losses and Loss Adjustment Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Premiums written:
Direct	$ 2,531.7	$ 2,341.4	$ 2,042.1
Assumed	1,807.0	1,597.0	1,656.4
Ceded	(1,442.7)	(1,350.7)	(1,120.7)
Net premiums written	2,896.0	2,587.7	2,577.8
Premiums earned:
Direct	2,370.8	2,139.1	2,026.4
Assumed	1,617.2	1,479.2	1,612.0
Ceded	(1,299.3)	(1,207.8)	(1,110.9)
Net premiums earned	2,688.7	2,410.5	2,527.5
Insurance losses and loss adjustment expenses:
Direct	1,574.2	1,499.8	1,479.6
Assumed	939.5	1,000.6	1,134.5
Ceded	(833.7)	(807.1)	(773.3)
Net insurance losses and loss adjustment expenses	$ 1,680.0	$ 1,693.3	$ 1,840.8